LONG-TERM DEBT, NET - Summary (Details) - USD ($)	Jan. 01, 2021	Dec. 31, 2020	Jun. 11, 2020	Jan. 01, 2020	Dec. 31, 2019
Long-term Debt
Total long-term debt		$ 3,892,500,000			$ 3,292,500,000
Less: Unamortized original issue discount		6,029,000			6,283,000
Less: Unamortized debt issuance costs		45,541,000			46,201,000
Total long-term debt, net	$ 3,840,930,000	3,840,930,000		$ 3,240,016,000	3,240,016,000
Credit Facility | Credit Facility due February 13, 2025
Long-term Debt
Total long-term debt		0			0
Term Loan | Term Loan due February 13, 2027
Long-term Debt
Total long-term debt		425,000,000			425,000,000
Total long-term debt, net		425,000,000			425,000,000
Senior Notes | 6.375% Senior Notes (the “6.375% Senior Notes”)
Long-term Debt
Total long-term debt		$ 0			400,000,000
Less: Unamortized original issue discount			$ (12,800,000)
Less: Unamortized debt issuance costs			$ 2,900,000
Stated interest rate (as a percent)		6.375%
Senior Notes | 5.00% Senior Notes due December 15, 2027 (the “5.00% Senior Notes”); interest payable each June 15 and December 15
Long-term Debt
Total long-term debt		$ 450,000,000			450,000,000
Stated interest rate (as a percent)		5.00%
Senior Notes | 4.625% Senior Notes due June 1, 2028 (the “4.625% Senior Notes”); interest payable each June 1 and December 1
Long-term Debt
Total long-term debt		$ 500,000,000			0
Stated interest rate (as a percent)		4.625%
Senior Notes | 5.625% Senior Notes due February 15, 2029 (the “5.625% Senior Notes”); interest payable each February 15 and August 15
Long-term Debt
Total long-term debt		$ 350,000,000			350,000,000
Stated interest rate (as a percent)		5.625%
Senior Notes | 4.125% Senior Notes due August 1, 2030 (the “4.125% Senior Notes”); interest payable each February 1 and August 1
Long-term Debt
Total long-term debt		$ 500,000,000			0
Stated interest rate (as a percent)		4.125%
Senior Notes | 0.875% Exchangeable Senior Notes due October 1, 2022 (the “2022 Exchangeable Notes”); interest payable each April 1 and October 1
Long-term Debt
Total long-term debt		$ 517,500,000			517,500,000
Total long-term debt, net		$ 510,989,000			507,343,000
Stated interest rate (as a percent)		0.875%
Senior Notes | 0.875% Exchangeable Senior Notes due June 15, 2026 (the “2026 Exchangeable Notes”); interest payable each June 15 and December 15
Long-term Debt
Total long-term debt		$ 575,000,000			575,000,000
Total long-term debt, net		$ 566,300,000			564,768,000
Stated interest rate (as a percent)		0.875%
Senior Notes | 2.00% Exchangeable Senior Notes due January 15, 2030 (the “2030 Exchangeable Notes”); interest payable each January 15 and July 15
Long-term Debt
Total long-term debt		$ 575,000,000			575,000,000
Total long-term debt, net		$ 565,373,000			$ 564,423,000
Stated interest rate (as a percent)		2.00%